Payroll costs, share based payments and management incentive schemes - Initial Options (Details) € in Millions				1 Months Ended		12 Months Ended
	Jun. 30, 2021 shares	Jun. 17, 2020 shares	Jun. 14, 2019 shares	May 31, 2020 EUR (€) shares	Jul. 31, 2019 shares	Dec. 31, 2021 shares	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€) shares	Dec. 31, 2014 $ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares reserved for issue under options and contracts for sale of shares (in shares) | shares									125,000
Vesting of Non-Executive Restricted Stock award | €							€ 0.0	€ (0.8)
Initial options exercise cost | €								€ 0.6
Restricted Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equity instruments exercised (in shares) | shares						1,861,826
Non-Executive Director | Restricted Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equity instruments exercised (in shares) | shares	32,140	34,447	44,272	49,196	2,460			56,250
Initial options exercise cost | €				€ 0.6
Ordinary shares | Non-Executive Director
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of share options granted (in Dollar per share) | $ / shares									$ 11.50